Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Changes in the Allowances for Credit Losses of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Provision (reversal) for credit losses	₩ 29,183	₩ (2,091)	₩ 8,504
Financial assets at fair value through profit or loss and financial investments | Non-impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	270	28
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(270)	(21)
Provision (reversal) for credit losses	0	263
Others (exchange differences, etc.)	0	0
Ending	0	270	28
Financial assets at fair value through profit or loss and financial investments | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	16,343	18,952
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(532)	(533)
Provision (reversal) for credit losses	29,182	(2,354)
Others (exchange differences, etc.)	(528)	278
Ending	44,465	16,343	18,952
Financial assets at fair value through profit or loss and financial investments | Impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	76	76
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	0	0
Provision (reversal) for credit losses	1	0
Others (exchange differences, etc.)	0	0
Ending	₩ 77	₩ 76	₩ 76